FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL INSTRUMENT

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair value:

	December 31,
	2024	2025	2025
	SGD’000	SGD’000	US$’000
As of January 1,	245	506	393
Additions	242	274	213
Change in fair value recognized in profit or loss	19	(16)	(12)
As of December 31,	506	764	594